UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/14 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.7%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029			$4	$5
5s, TBA, July 1, 2041			4,000,000	4,409,375
4 1/2s, TBA, July 1, 2044			14,000,000	15,290,625
4s, TBA, July 1, 2044			5,000,000	5,352,344

				25,052,349
U.S. Government Agency Mortgage Obligations (31.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029			540,799	636,350
6s, September 1, 2021			7,477	8,217
5 1/2s, with due dates from July 1, 2019 to August 1, 2019			162,879	174,973
4 1/2s, with due dates from January 1, 2037 to December 1, 2039			1,242,976	1,360,055
4 1/2s, with due dates from January 1, 2037 to May 1, 2044(F)			4,000,000	4,341,367
4s, with due dates from April 1, 2041 to July 1, 2042(FWC)			2,408,365	2,561,897

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017			21,657	22,765
6s, January 1, 2038			2,096,996	2,358,548
6s, with due dates from July 1, 2016 to August 1, 2022			954,979	1,045,435
6s, TBA, July 1, 2044			4,000,000	4,506,562
5 1/2s, with due dates from September 1, 2017 to February 1, 2021			263,945	284,365
5 1/2s, TBA, July 1, 2044			11,000,000	12,316,563
5s, with due dates from January 1, 2038 to February 1, 2038			59,476	66,042
5s, March 1, 2021			13,108	14,131
4 1/2s, with due dates from March 1, 2039 to February 1, 2044			6,776,913	7,363,747
4 1/2s, March 1, 2042(FWC)			761,810	836,801
4 1/2s, August 1, 2041(FWC)			707,896	776,252
4 1/2s, April 1, 2040(FWC)			542,527	595,423
4 1/2s, TBA, July 1, 2044			30,000,000	32,493,750
4s, January 1, 2044(FWC)			977,776	1,042,745
4s, with due dates from July 1, 2042 to November 1, 2042			29,159,738	30,819,339
4s, with due dates from May 1, 2019 to September 1, 2020			83,673	88,772
4s, TBA, July 1, 2044			43,000,000	45,640,467
3 1/2s, TBA, July 1, 2044			10,000,000	10,295,312
3s, February 1, 2043			932,667	923,085
3s, TBA, July 1, 2044			11,000,000	10,867,657

				171,440,620

Total U.S. government and agency mortgage obligations (cost $196,000,534)				$196,492,969

U.S. TREASURY OBLIGATIONS (39.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023			$12,085,000	$16,652,048
6 1/4s, August 15, 2023			17,682,000	23,324,526
4 1/2s, August 15, 2039(SEGSF)(SEGCCS)			42,774,000	52,146,421

U.S. Treasury Notes
5/8s, May 31, 2017(SEGSF)			52,927,000	52,572,431
1/4s, August 31, 2014(SEGSF)			66,880,000	66,898,940
3 1/2s, May 15, 2020(i)			132,000	144,929
1/4s, December 15, 2015(i)			111,000	111,018

Total U.S. treasury Obligations (cost $208,662,522)				$211,850,313

MORTGAGE-BACKED SECURITIES (25.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (25.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032			$69,098	$102,900
IFB Ser. 3408, Class EK, 25.182s, 2037			439,343	642,631
IFB Ser. 2976, Class LC, 23.864s, 2035			132,322	194,547
IFB Ser. 2979, Class AS, 23.717s, 2034			79,488	101,745
IFB Ser. 3072, Class SM, 23.24s, 2035			406,197	583,077
IFB Ser. 3072, Class SB, 23.094s, 2035			330,863	471,768
IFB Ser. 3249, Class PS, 21.774s, 2036			203,710	280,126
IFB Ser. 3065, Class DC, 19.405s, 2035			2,149,576	3,077,053
IFB Ser. 2990, Class LB, 16.558s, 2034			553,384	724,966
IFB Ser. 4105, Class HS, IO, 6.448s, 2042			4,399,035	1,118,411
IFB Ser. 3232, Class KS, IO, 6.148s, 2036			2,295,502	295,546
IFB Ser. 4136, Class ES, IO, 6.098s, 2042			4,433,346	816,046
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			2,223,943	410,340
Ser. 4175, Class S, IO, 5.948s, 2043			3,136,714	724,315
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			3,621,213	844,467
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			9,695,974	2,379,172
IFB Ser. 311, Class S1, IO, 5.798s, 2043			10,291,307	2,339,335
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			3,658,001	800,078
IFB Ser. 315, Class S1, IO, 5.768s, 2043			4,286,230	1,027,582
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,757,136	1,064,171
Ser. 4018, Class DI, IO, 4 1/2s, 2041			6,561,638	1,210,491
Ser. 4116, Class MI, IO, 4s, 2042			9,552,822	1,817,193
Ser. 4019, Class JI, IO, 4s, 2041			7,456,749	1,319,099
Ser. 4165, Class AI, IO, 3 1/2s, 2043			3,915,902	751,976
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			3,365,328	782,831
Ser. 4122, Class AI, IO, 3 1/2s, 2042			6,137,624	943,645
Ser. 304, IO, 3 1/2s, 2027			8,298,070	969,132
Ser. 304, Class C37, IO, 3 1/2s, 2027			6,092,320	781,340
FRB Ser. T-57, Class 2A1, 3.24s, 2043			1,349	1,328
Ser. 4141, Class PI, IO, 3s, 2042			5,564,858	751,311
Ser. 4158, Class TI, IO, 3s, 2042			13,281,773	1,822,126
Ser. 4165, Class TI, IO, 3s, 2042			14,425,778	1,924,399
Ser. 4171, Class NI, IO, 3s, 2042			9,928,907	1,387,068
Ser. 4183, Class MI, IO, 3s, 2042			4,521,478	631,651
Ser. 3835, Class FO, PO, zero %, 2041			10,342,600	8,769,077
Ser. 3391, PO, zero %, 2037			124,418	105,817
Ser. 3300, PO, zero %, 2037			71,276	63,269
Ser. 3210, PO, zero %, 2036			29,733	27,264
FRB Ser. 3117, Class AF, zero %, 2036			10,432	8,899
FRB Ser. 3326, Class WF, zero %, 2035			15,314	12,922
FRB Ser. 3036, Class AS, zero %, 2035			3,639	3,587

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			355,215	664,480
IFB Ser. 05-74, Class NK, 26.74s, 2035			101,890	166,115
IFB Ser. 06-8, Class HP, 24.009s, 2036			365,695	565,236
IFB Ser. 05-45, Class DA, 23.863s, 2035			643,050	962,277
IFB Ser. 07-53, Class SP, 23.643s, 2037			472,675	700,690
IFB Ser. 08-24, Class SP, 22.726s, 2038			2,856,998	4,314,023
IFB Ser. 05-122, Class SE, 22.568s, 2035			647,969	933,883
IFB Ser. 05-75, Class GS, 19.794s, 2035			417,192	557,827
IFB Ser. 05-106, Class JC, 19.653s, 2035			563,713	831,736
IFB Ser. 05-83, Class QP, 16.999s, 2034			172,845	222,863
IFB Ser. 11-4, Class CS, 12.596s, 2040			1,557,475	1,844,188
IFB Ser. 13-19, Class DS, IO, 6.048s, 2041			4,237,000	768,453
Ser. 06-10, Class GC, 6s, 2034			1,942,956	2,001,244
IFB Ser. 13-59, Class SC, IO, 5.998s, 2043			5,050,819	1,099,342
IFB Ser. 12-153, Class SK, IO, 5.998s, 2043			2,438,015	591,267
IFB Ser. 12-111, Class JS, IO, 5.948s, 2040			3,020,415	605,242
IFB Ser. 13-128, Class SA, IO, 5.848s, 2043			5,514,537	1,219,319
IFB Ser. 13-101, Class AS, IO, 5.798s, 2043			5,971,638	1,395,452
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043			2,490,471	599,900
IFB Ser. 13-136, Class SB, IO, 5.748s, 2044			14,576,024	2,944,211
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			6,046,553	1,408,242
Ser. 409, Class 82, IO, 4 1/2s, 2040			4,083,333	722,300
Ser. 418, Class C24, IO, 4s, 2043			4,262,072	988,601
Ser. 12-96, Class PI, IO, 4s, 2041			4,325,801	748,796
Ser. 409, Class C16, IO, 4s, 2040			7,306,393	1,336,155
Ser. 418, Class C15, IO, 3 1/2s, 2043			8,866,149	2,003,195
Ser. 12-124, Class JI, 3 1/2s, 2042			3,166,984	497,438
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			6,568,870	1,334,327
Ser. 417, Class C19, IO, 3 1/2s, 2033			5,456,600	811,342
FRB Ser. 03-W14, Class 2A, 3.446s, 2043			1,194	1,182
FRB Ser. 04-W7, Class A2, 3.358s, 2034			549	569
FRB Ser. 03-W3, Class 1A4, 3.345s, 2042			2,143	2,073
FRB Ser. 03-W11, Class A1, 3.28s, 2033			68	69
Ser. 13-55, Class IK, IO, 3s, 2043			4,699,753	653,266
Ser. 12-151, Class PI, IO, 3s, 2043			4,233,388	606,221
Ser. 13-8, Class NI, IO, 3s, 2042			6,259,452	886,406
Ser. 12-145, Class TI, IO, 3s, 2042			5,364,167	606,687
Ser. 13-35, Class IP, IO, 3s, 2042			3,880,943	429,784
Ser. 13-55, Class PI, IO, 3s, 2042			8,860,831	1,087,490
Ser. 13-53, Class JI, IO, 3s, 2041			5,838,046	749,824
Ser. 13-23, Class PI, IO, 3s, 2041			5,928,893	593,186
Ser. 13-30, Class IP, IO, 3s, 2041			8,462,244	768,456
Ser. 13-23, Class LI, IO, 3s, 2041			5,206,503	546,579
Ser. 14-28, Class AI, IO, 3s, 2040			6,006,695	946,054
FRB Ser. 04-W2, Class 4A, 2.864s, 2044			1,143	1,143
Ser. 01-50, Class B1, IO, 0.42s, 2041			8,034,602	107,965
FRB Ser. 07-95, Class A3, 0.402s, 2036			11,444,382	10,957,996
Ser. 01-79, Class BI, IO, 0.313s, 2045			1,576,022	15,576
Ser. 08-53, Class DO, PO, zero %, 2038			298,702	245,826
Ser. 07-64, Class LO, PO, zero %, 2037			89,978	79,742
Ser. 07-44, Class CO, PO, zero %, 2037			168,492	144,699
Ser. 08-36, Class OV, PO, zero %, 2036			49,391	42,372
Ser. 1988-12, Class B, zero %, 2018			4,107	3,912

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.553s, 2036			6,178,021	1,009,242
IFB Ser. 11-56, Class SI, IO, 6.497s, 2041			12,460,667	2,237,079
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043			2,837,907	542,154
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			9,631,182	1,731,205
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			4,246,900	903,130
Ser. 13-149, Class MS, IO, 5.947s, 2039			4,939,704	839,058
IFB Ser. 11-128, Class TS, IO, 5.898s, 2041			1,992,903	389,214
IFB Ser. 12-34, Class SA, IO, 5.897s, 2042			4,668,247	992,516
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041			1,469,000	354,147
Ser. 13-51, Class QI, IO, 5s, 2043			6,319,244	1,368,116
Ser. 13-3, Class IT, IO, 5s, 2043			4,039,473	827,258
Ser. 13-6, Class OI, IO, 5s, 2043			1,886,914	400,535
Ser. 13-16, Class IB, IO, 5s, 2040			4,244,134	380,455
Ser. 10-35, Class UI, IO, 5s, 2040			7,585,583	1,692,962
Ser. 10-9, Class UI, IO, 5s, 2040			17,640,829	3,907,772
Ser. 09-121, Class UI, IO, 5s, 2039			7,355,962	1,682,529
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			997,398	213,194
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			4,733,640	984,550
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			6,451,121	1,494,015
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			4,816,940	863,196
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			11,904,568	2,272,225
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			9,363,299	1,959,613
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,558,997	554,553
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			4,893,362	458,851
Ser. 13-165, Class IL, IO, 4s, 2043			2,618,693	449,080
Ser. 12-56, Class IB, IO, 4s, 2042			8,737,043	1,998,961
Ser. 12-47, Class CI, IO, 4s, 2042			3,836,007	876,242
Ser. 14-4, Class IK, IO, 4s, 2039			5,352,767	885,615
Ser. 10-114, Class MI, IO, 4s, 2039			9,240,528	1,283,602
Ser. 10-116, Class QI, IO, 4s, 2034			2,533,528	140,340
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			7,592,438	1,241,288
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,696,973	745,034
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			4,413,148	756,016
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			7,055,089	1,692,939
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			3,587,751	550,469
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			4,712,558	703,585
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			4,000,219	483,539
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			4,672,785	793,018
Ser. 14-44, Class IC, IO, 3s, 2028			7,978,300	940,571
Ser. 10-151, Class KO, PO, zero %, 2037			563,796	487,881
Ser. 06-36, Class OD, PO, zero %, 2036			6,255	5,534

Total mortgage-backed securities (cost $127,183,862)				$136,489,205

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$30,785,700	$570,459

Total purchased swap options outstanding (cost $372,507)				$570,459

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$23,000,000	$716,128

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		26,000,000	215,280

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		26,000,000	215,280

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		22,000,000	168,938

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.31		30,000,000	131,640

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		27,000,000	220,320

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		27,000,000	220,320

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		27,000,000	219,510

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		27,000,000	219,510

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.44		22,000,000	109,186

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.25		22,000,000	93,016

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.56		15,000,000	82,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/102.09		22,000,000	81,048

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.34		29,000,000	47,821

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.88		15,000,000	45,240

Total purchased options outstanding (cost $3,470,942)				$2,785,737

SHORT-TERM INVESTMENTS (26.2%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 11, 2014			$3,335,000	$3,334,944

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 23, 2014			10,000,000	9,999,603

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.06%, July 25, 2014			16,000,000	15,999,392

Federal Home Loan Bank unsec. discount notes commercial paper with an effective yield of 0.05%, July 30, 2014			6,500,000	6,499,738

Federal Home Loan Mortgage Corporation unsec. discount notes commercial paper with an effective yield of 0.08%, August 1, 2014			9,600,000	9,599,360

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.06%, August 1, 2014			3,500,000	3,499,819

Federal National Mortgage Association unsec. discount notes commercial paper with an effective yield of 0.07%, July 29, 2014			2,400,000	2,399,869

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	88,495,200	88,495,200

U.S. Treasury Bills with an effective yield of 0.05%, August 21, 2014(SEG)			$100,000	99,993

U.S. Treasury Bills with an effective yield of 0.03%, August 7, 2014(SEG)			120,000	119,996

U.S. Treasury Bills with an effective yield of 0.13%, December 11, 2014(SEG)			48,000	47,989

U.S. Treasury Bills with an effective yield of 0.03%, July 17, 2014(SEG)			67,000	66,999

U.S. Treasury Bills with effective yields ranging from 0.04% to 0.10%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			1,191,000	1,190,776

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG)			40,000	39,992

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014(SEG)			32,000	31,996

Total short-term investments (cost $141,425,497)				$141,425,666

TOTAL INVESTMENTS

Total investments (cost $677,115,864)(b)				$689,614,349

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	466	$115,672,850	Sep-15	$(46,390)
U.S. Treasury Bond 30 yr (Short)	347	47,604,063	Sep-14	(142,323)
U.S. Treasury Bond Ultra 30 yr (Short)	14	2,099,125	Sep-14	(12,886)
U.S. Treasury Note 2 yr (Long)	143	31,401,906	Sep-14	(18,147)
U.S. Treasury Note 5 yr (Long)	246	29,387,391	Sep-14	(36,983)
U.S. Treasury Note 10 yr (Short)	446	55,826,656	Sep-14	(21,754)

Total				$(278,483)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $2,133,292) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$30,785,700	$235,203
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	33,177,700	305,567
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	30,785,700	382,974
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	37,986,200	119,657
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	16,588,900	154,774
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	1,099,981

Total			$2,298,156

WRITTEN OPTIONS OUTSTANDING at 6/30/14 (premiums $3,123,203) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$23,000,000	$501,469
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	23,000,000	304,083
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	26,000,000	125,840
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	26,000,000	125,840
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	22,000,000	83,820
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	26,000,000	69,160
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	26,000,000	69,160
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.31	30,000,000	60,210
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	22,000,000	44,528
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/99.31	30,000,000	25,710
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	27,000,000	127,710
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	27,000,000	127,710
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	27,000,000	69,660
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	27,000,000	69,660
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	27,000,000	124,470
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	27,000,000	124,470
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	27,000,000	68,580
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	27,000,000	68,580
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.44	22,000,000	39,996
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.25	22,000,000	32,560
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.56	15,000,000	31,245
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/101.09	22,000,000	25,608
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.34	29,000,000	16,182
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.88	15,000,000	15,525
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.44	22,000,000	13,640
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.25	22,000,000	10,912
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.56	15,000,000	10,860
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/100.09	22,000,000	9,020
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.88	15,000,000	4,665
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Aug-14/99.34	29,000,000	4,408

Total			$2,405,281

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$6,966,000	$(69,660)	$(63,460)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	6,966,000	67,048	34,133
JPMorgan Chase Bank N.A.

(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	6,966,000	(73,143)	(67,013)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	6,966,000	69,312	22,013

Total			$(6,443)	$(74,327)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/14 (proceeds receivable $19,283,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2044	$14,000,000	7/14/14	$15,163,750
Federal National Mortgage Association, 4s, July 1, 2044	4,000,000	7/14/14	4,245,625

Total			$19,409,375

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$66,870,000	(E)	$325,306	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(65,349)
	71,536,000	(E)	(948,776)	9/17/19	3 month USD-LIBOR-BBA	2.25%	550,690
	50,355,000	(E)	(1,972,062)	9/17/24	3 month USD-LIBOR-BBA	3.25%	568,147
	11,160,000	(E)	1,140,574	9/17/44	3 month USD-LIBOR-BBA	4.00%	(325,102)
	18,993,100		(136,051)	7/2/24	3 month USD-LIBOR-BBA	2.6025%	(116,373)

	Total		$(1,591,009)	$612,013
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$12,713,510	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$1,835
1,414,441	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(204)
Barclays Bank PLC
2,319,070	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	21,612
2,202,338	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,245)
4,651,712	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,161)
4,112,810	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,477
3,713,599	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	35,000
12,155,648	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(70,976)
9,978,272	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	94,042
11,706,302	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	110,329
445,022	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,935
1,070,676	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,091
1,350,727	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,730
2,726,411	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(394)
1,018,812	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,089)
10,407,448	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,768)
12,224,081	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	115,209
3,703,326	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	41,067
99,154	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(64)
827,095	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,795
3,538,374	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,998)
901,345	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	7,368
21,611,635	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	203,684
4,392,764	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,649)
6,473,725	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,655)
436,142	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,974
2,004,704	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	18,683
7,456,464	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	70,275
109,807	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,001
356,254	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,246
258,169	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,353
13,207,271	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(77,116)
3,775,418	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(21,643)
2,018,061	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,768)
1,009,077	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,884)
1,009,077	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,884)
2,025,012	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,822)
5,259,376	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(41,093)
2,025,012	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,822)
1,682,930	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,094)
4,043,073	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(31,590)
1,751,893	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,232)
1,274,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,441)
Citibank, N.A.
1,643,835	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,493
178,746	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,685
5,577,104	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	805
Credit Suisse International
450,242	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,243
2,453,564	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	354
1,099,618	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	159
2,512,413	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	363
2,558,277	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,100)
Goldman Sachs International
2,531,061	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,646)
1,952,525	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,269)
6,875,262	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,351)
2,452,460	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,595)
6,897,713	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65,009
5,465,018	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,089)
5,465,018	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,089)
7,639,711	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,103)
3,622,864	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,154)
1,361,027	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,947)
5,279,977	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(762)
2,174,955	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(314)
1,309,749	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,785)
440,854	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(471)
3,024,695	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,234)
1,929,750	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,268)
4,962,968	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,978)
2,315,719	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,521)
184,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,075)
490,677	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,865)
965,245	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(628)
2,773,807	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,803)
3,600,062	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,035)
4,019,096	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,271)
4,668,122	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,991)
4,461,945	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,522)
JPMorgan Chase Bank N.A.
5,120,714	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(739)
3,041,096	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,717)

Total	$—	$308,903

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $540,502,199.
(b)	The aggregate identified cost on a tax basis is $677,209,569, resulting in gross unrealized appreciation and depreciation of $20,117,235 and $7,712,455, respectively, or net unrealized appreciation of $12,404,780.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$40,942,102	$137,111,986	$89,558,888	$32,641	$88,495,200

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
At the close of the reporting period, the fund maintained liquid assets totaling $289,863,019 to cover certain derivatives contracts and delayed delivery securities.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,471,148 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,421,049 and may include amounts related to unsettled agreements.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount, have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$136,489,205	$—
Purchased options outstanding	—	2,785,737	—
Purchased swap options outstanding	—	570,459	—
U.S. government and agency mortgage obligations	—	196,492,969	—
U.S. treasury obligations	—	211,850,313	—
Short-term investments	88,495,200	52,930,466	—

Totals by level	$88,495,200	$601,119,149	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(278,483)	$—	$—
Written options outstanding	—	(2,405,281)	—
Written swap options outstanding	—	(2,298,156)	—
Forward premium swap option contracts	—	(74,327)	—
TBA sale commitments	—	(19,409,375)	—
Interest rate swap contracts	—	2,203,022	—
Total return swap contracts	—	308,903	—

Totals by level	$(278,483)	$(21,675,214)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$8,362,512	$7,550,638

Total	$8,362,512	$7,550,638

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$178,800,000
Purchased swap option contracts (contract amount)		$42,500,000
Written TBA commitment option contracts (contract amount)		$357,600,000
Written swap option contracts (contract amount)		$109,600,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$273,200,000
OTC total return swap contracts (notional)		$362,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$198,914	$—	$—	$—	$—	$—	$198,914
	OTC Total return swap contracts*#	1,835	800,871	—	17,983	5,119	65,009	—	—	890,817
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	34,133	—	—	22,013	—	56,146
	Purchased swap options#	570,459	—	—	—	—	—	—	—	570,459
	Purchased options#	—	—	—	—	—	—	2,785,737	—	2,785,737

	Total Assets	$572,294	$800,871	$198,914	$52,116	$5,119	$65,009	$2,807,750	$—	$4,502,073

	Liabilities:
	Centrally cleared interest rate swap contracts§	$—	$—	$116,777	$—	$—		$—	$—	$116,777
	OTC Total return swap contracts*#	204	442,388	—	—	9,100	127,766	2,456	—	581,914
	Futures contracts§	—	—	—	—	—	—	—	137,334	137,334
	Forward premium swap option contracts#	—	—	—	63,460	—	—	67,013	—	130,473
	Written swap options#	923,744	—	—	—	—	—	1,374,412	—	2,298,156
	Written options#	—	—	—	—	—	—	2,405,281	—	2,405,281

	Total Liabilities	$923,948	$442,388	$116,777	$63,460	$9,100	$127,766	$3,849,162	$137,334	$5,669,935

	Total Financial and Derivative Net Assets	$(351,654)	$358,483	$82,137	$(11,344)	$(3,981)	$(62,757)	$(1,041,412)	$(137,334)	$(1,167,862)
	Total collateral received (pledged)##†	$(317,549)	$255,947	$—	$—	$—	$—	$(1,041,412)	$—
	Net amount	$(34,105)	$102,536	$82,137	$(11,344)	$(3,981)	$(62,757)	$—	$(137,334)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014